EARNINGS (LOSS) PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [Abstract]
EARNINGS (LOSS) PER ORDINARY SHARE	EARNINGS (LOSS) PER ORDINARY SHARE

	2021	2020	2019
	US cents per share
Basic earnings (loss) per ordinary share	148	227	(3)
- Continuing operations	148	225	87
The calculation of basic earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of $622m (2020: $946m; 2019: $364m) and 419,755,627 (2020: 419,033,516; 2019: 418,349,777) shares being the weighted average number of ordinary shares in issue during the financial year.

- Discontinued operations	—	2	(90)
The calculation of basic earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of nil (2020: $7m; 2019: $(376)m) and 419,755,627 (2020: 419,033,516; 2019: 418,349,777) shares being the weighted average number of ordinary shares in issue during the financial year.

Diluted earnings (loss) per ordinary share	148	227	(3)
- Continuing operations	148	225	87
The calculation of diluted earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of $622m (2020: $946m; 2019: $364m) and 420,056,703 (2020: 419,481,450; 2019: 418,349,777) shares being the diluted number of ordinary shares.

- Discontinued operations	—	2	(90)
The calculation of diluted earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of nil (2020: $7m; 2019: $(376)m) and 420,056,703 (2020: 419,481,450; 2019: 418,349,777) shares being the weighted average number of ordinary shares in issue during the financial year.

In calculating the basic and diluted number of ordinary shares outstanding for the year, the following were taken into consideration:

	Number of shares
	2021	2020	2019
Ordinary shares	417,272,178	416,399,307	414,407,622
Fully vested options and currently exercisable(1)	2,483,449	2,634,209	3,942,155
Weighted average number of shares	419,755,627	419,033,516	418,349,777
Dilutive potential of share options(2)	301,076	447,934	—
Fully diluted number of ordinary shares	420,056,703	419,481,450	418,349,777
(1)Employee compensation awards are included in basic earnings per share from the date that all necessary conditions have been satisfied and it is virtually certain that shares will be issued as a result of employees exercising their options.
(2)The number of share options that could potentially dilute basic earnings in the future were not included. The anti-dilutive effect was nil (2020: nil; 2019: 517,186).
11    EARNINGS (LOSS) PER ORDINARY SHARE (continued)

	US Dollars
Figures in millions	2021	2020	2019
Headline earnings (loss)(2)
The profit (loss) attributable to equity shareholders was adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders from continuing and discontinued operations	622	953	(12)
Net (impairment reversal) impairment on held for sale assets	—	(17)	549
Taxation on net impairment on held for sale assets	—	—	(165)
Net impairment on property, plant and equipment and right of use asset (1)	2	—	—
Derecognition of assets (1)	4	—	10
Loss on disposal of discontinued operations	—	80	—
Taxation on loss on disposal of discontinued operations	—	1	—
Profit on sale of joint ventures (1)	—	(19)	—
Net loss (profit) on disposal of tangible assets	(17)	2	(3)
Taxation on net (profit) loss on disposal of assets	1	—	—
	612	1,000	379
(1) Tax effect has not been disclosed as the tax is less than $1m.
(2) Headline earnings and headline earnings per share disclosure has been included due to Johannesburg Stock Exchange requirements.

	US Cents
Basic headline earnings (loss) per share
The calculation of basic headline earnings (loss) per ordinary share is based on basic headline earnings (losses) of $612m (2020: $1,000m; 2019: $379m) and 419,755,627 (2020: 419,033,516; 2019: 418,349,777) shares being the weighted average number of ordinary shares in issue during the year.	146	238	91
Diluted headline earnings (loss) per share
The calculation of diluted headline earnings (loss) per ordinary share is based on diluted headline earnings (losses) of $612m (2020: $1,000m; 2019: $379m) and 420,056,703 (2020: 419,481,450; 2019: 418,349,777) shares being the weighted average number of ordinary shares in issue during the year.	146	238	91